STOCK-BASED COMPENSATION - Stock Options Activity (Details)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Share-based Payment Arrangements [Abstract]
Number of options, beginning of year (in shares) | shares	2,719,612	2,637,890
Number of options, Granted (in shares) | shares	1,179,160	850,700
Number of options, Exercised (in shares) | shares	(743,977)	(679,706)
Number of options, Forfeited (in shares) | shares	0	(89,272)
Number of options, end of year (in shares) | shares	3,154,795	2,719,612
Number of options, Exercisable, end of year (in shares) | shares	993,645	1,059,590
Weighted average exercise price, beginning of year (in dollars per share) | $ / shares	$ 53.22	$ 49.42
Weighted average exercise price, Granted (in dollars per share) | $ / shares	72.03	58.88
Weighted average exercise price, Exercised (in dollars per share) | $ / shares	46.56	45.20
Weighted average exercise price, Forfeited (in dollars per share) | $ / shares	0	55.94
Weighted average exercise price, end of year (in dollars per share) | $ / shares	61.82	53.22
Weighted average exercise price, Exercisable, end of year (in dollars per share) | $ / shares	$ 52.38	$ 46.26